UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]           Amendment Number: ____

Institutional Investment Manager Filing this Report:

Name: Center Coast Capital Advisors, LP

Address:  1100 Louisiana Street, Suite 5025
          Houston, TX 77002

Form 13F File Number: 028-14504

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:     Richard Finch

Title:    Chief Compliance Officer

Phone:   (713) 759-1401

Signature, Place, and Date of Signing:

/s/ Richard Finch        Houston, TX          November 13, 2012
----------------         -------------        -----------------
  [Signature]            [City, State]              [Date]


Report Type:

[X]   13F HOLDINGS REPORT

[ ]   13F NOTICE

[ ]   13F COMBINATION REPORT

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               None
                                                 ----
Form 13F Information Table Entry Total:            23
                                                 ----
Form 13F Information Table Value Total:      $ 1,125,191
                                            -------------
                                            (in thousands)


List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

                               TITLE OF                VALUE     SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         CLASS       CUSIP      (x$1000)   PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ --------- ---------    ---------  -------  --- ---- ------- ------------ -------- -------- --------
ACCESS MIDSTREAM PARTNERS LP    COM      00434L109    29,294       884217 SH        SOLE                  884217     0        0
BOARDWALK PIPELINE PARTNERS     UT LTD
                                PARTN    096627104    28,269      1013233 SH        SOLE                 1013233     0        0
BUCKEYE PARTNERS LP             UNIT LTD
                                PARTN    118230101    55,746      1162114 SH        SOLE                 1162114     0        0
CRESTWOOD MAINSTREAM PRTNRS     COM UNITS
                                REP STG  226372100    48,630      2043287 SH        SOLE                 2043287     0        0
CROSSTEX ENERGY LP              COM      22765U102    28,193      1830761 SH        SOLE                 1830761     0        0
EL PASO PIPELINE PARTNERS LP    COM UNIT
                                LPI      283702108    85,780      2304684 SH        SOLE                 2304684     0        0
ENBRIDGE ENERGY PARTNERS LP     COM      29250R106    85,287      2896990 SH        SOLE                 2896990     0        0
ENTERPRISE PRODS PARTNERS       COM      293792107    87,647      1635213 SH        SOLE                 1635213     0        0
KINDER MORGAN ENERGY
  PARTNERS LP                   UT LTD
                                PARTNER  494550106       447         5419 SH        SOLE                    5419     0        0
KINDER MORGAN MANAGEMENT LLC    SHS      49455U100    85,447      1118423 SH        SOLE                 1118423     0        0
MAGELLAN MIDSTREAM PARTNERS     COM UNIT
                                RPLP     559080106    28,254       323058 SH        SOLE                  323058     0        0
MARTIN MIDSTREAM PRTNRS LP      UNIT LP
                                INT      573331105    28,361       825168 SH        SOLE                  825168     0        0
NUSTAR ENERGY LP                UNIT COM 67058H102    28,058       551471 SH        SOLE                  551471     0        0
ONEOK PARTNERS LP               UNIT LTD
                                PARTN    68268N103    56,741       953633 SH        SOLE                  953633     0        0
PLAINS ALL AMER PIPELINE LP     UNIT LTD
                                PARTN    726503105    81,560       924723 SH        SOLE                  924723     0        0
SPDR S&P 500                    PUT      78462F953       219         2325 PUT       SOLE                    2325     0        0
SPECTRA ENERGY PARTNERS LP      COM      84756N109    55,960      1758099 SH        SOLE                 1758099     0        0
SUNOCO LOGISTICS PRTNRS LP      COM
                                UNITS    86764L108    27,067       580232 SH        SOLE                  580232     0        0
TARGA RESOURCES PARTNERS LP     COM
                                UNITS    87611X105    87,680      2044790 SH        SOLE                 2044790     0        0
TC PIPELINES LP                 UT COM
                                LTD PRT  87233Q108    82,997      1838266 SH        SOLE                 1838266     0        0
TESORO LOGISTICS PRTNRS LP      COM UNIT
                                LP       88160T107    27,224       627137 SH        SOLE                  627137     0        0
WESTERN GAS PARTNERS LP         COM UNIT
                                LP IN    958254104    28,025       555942 SH        SOLE                  555942     0        0
WILLIAMS PARTNERS LP            COM UNIT
                                LP       96950F104    58,305      1066298 SH        SOLE                 1066298     0        0